UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2007

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N16 W23217 Stone Ridge Drive, Suite 310
		Waukesha, WI  53188

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	James Scott Harkness
Title:	President
Phone:	(262) 521-2330
Signature, Place, and Date of Signing:

  s/J. Scott Harkness /s      	 Waukesha, Wisconsin     10/30/07
      (Signature)		    (City/State)	  (Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:		0

Form 13F Information Table Entry Total:		88

Form 13F Information Table Value Total:		$ 651,025
       (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report
is filed, other than the manager filing this report:		None


PROVIDENT TRUST COMPANY
SEC #801-58213
September 30, 2007
                                                                            Voting Authority
                             Type of          Shares/   Value  InvestmentOtr
Name of Issuer                Class   Cusip   Prin Amt (x 1,000DescretionMgr     Sole SharedNone

ABBOTT LABS                    Com  002824100     2,487     133   Sole           2,487
ACCENTURE LTD-CLS A            Com  G1150G111 1,019,040  41,016   Sole       1,019,040
ACTUANT CORP                   Com  00508X203     1,300      84   Sole           1,300
AFLAC INC                      Com  001055102     3,430     196   Sole           3,430
AMERICAN EXPRESS CO            Com  025816109     1,000      59   Sole           1,000
ANICOM INC                     Com  035250109     4,000       0   Sole           4,000
APPLE COMPUTER INC             Com  037833100       100      15   Sole             100
APW LTD                        Com  G04397108    12,250       0   Sole          12,250
ASSOCIATED BANC CORP           Com  045487105     2,607      77   Sole           2,607
BANK OF AMERICA CORP           Com  060505104     1,468      74   Sole           1,468
BEMIS INC                      Com  081437105     8,000     233   Sole           8,000
BERKSHIRE HATHAWAY INC. CL B   Com  084670207        10      40   Sole              10
BP PLC SPON ADR                Com  055622104     6,614     459   Sole           6,614
BRADY CORPORATION - CL A       Com  104674106     3,000     108   Sole           3,000
CHEVRON CORP                   Com  166764100     3,400     318   Sole           3,400
CISCO SYS INC                  Com  17275R102   585,475  19,397   Sole         585,475
CITIGROUP INC                  Com  172967101     7,450     348   Sole           7,450
CLARENT CORP                   Com  180461105       120       0   Sole             120
COGNIZANT TECHNLGY SLTNS CL A  Com  192446102   354,210  28,262   Sole         354,210
COMCAST CORP CL A              Com  20030N101       172       4   Sole             172
CONOCOPHILLIPS                 Com  20825C104     2,000     176   Sole           2,000
COSTCO WHSL CORP NEW           Com  22160K105       240      15   Sole             240
CUMMINS INC                    Com  231021106         8       1   Sole               8
DANAHER CORP                   Com  235851102       200      17   Sole             200
DEVRY INC                      Com  251893103     3,412     126   Sole           3,412
DISNEY WALT CO                 Com  254687106     2,000      69   Sole           2,000
DU PONT E I DE NEMOURS         Com  263534109     2,851     141   Sole           2,851
EBAY INC                       Com  278642103     1,700      66   Sole           1,700
ELECTRONIC TELE-COMM INC       Com  285861100     2,000       0   Sole           2,000
EMAGEON INC                    Com  20976V109    26,333     221   Sole          26,333
EMERSON ELECTRIC CO            Com  291011104     3,600     192   Sole           3,600
EXPRESS SCRIPTS INC            Com  302182100 1,028,648  57,419   Sole       1,028,648
EXXON MOBIL CORP               Com  30231G102     4,264     395   Sole           4,264
FASTENAL CO                    Com  311900104 1,152,545  52,337   Sole       1,152,545
FISERV INC                     Com  337738108     3,650     186   Sole           3,650
FRANKLIN RES INC               Com  354613101   352,385  44,929   Sole         352,385
GAP INC                        Com  364760108       168       3   Sole             168
GENERAL ELEC CO                Com  369604103    30,665   1,270   Sole          30,665
GOLDMAN SACHS GROUP            Com  38141G104        75      16   Sole              75
GRAINGER W W INC               Com  384802104     1,000      91   Sole           1,000
HARLEY DAVIDSON, INC           Com  412822108     1,000      46   Sole           1,000
HEARTLAND EXPRESS INC          Com  422347104   736,944  10,524   Sole         736,944
HELMERICH & PAYNE INC          Com  423452101 1,039,689  34,133   Sole       1,039,689
HOSPIRA INC                    Com  441060100       187       8   Sole             187
HUDSON HIGHLAND GROUP          Com  443792106     1,300      17   Sole           1,300
ILLINOIS TOOL WKS INC          Com  452308109     6,200     370   Sole           6,200
INPHONIC INC                   Com  45772G105    26,600      74   Sole          26,600
INTEL CORP                     Com  458140100     5,300     137   Sole           5,300
INTERPUBLIC GRP COS INC        Com  460690100     2,033      21   Sole           2,033
ISTAR FINL INC                 Com  45031U101     2,500      85   Sole           2,500
ITT INDS INC IND               Com  450911102     1,000      68   Sole           1,000
JACOBS ENGR GROUP INC          Com  469814107   660,447  49,917   Sole         660,447
JOHNSON & JOHNSON              Com  478160104     5,200     342   Sole           5,200
JOHNSON CONTROLS               Com  478366107     1,748     206   Sole           1,748
JP MORGAN CHASE & CO           Com  46625H100     5,578     256   Sole           5,578
MAGNUSON COMPUTER SYS INC      Com  559726104     1,000       0   Sole           1,000
MANPOWER INC                   Com  56418H100   697,655  44,894   Sole         697,655
MANULIFE FINCL CORP            Com  56501R106     1,318      54   Sole           1,318
MARSHALL & ILSLEY CORP         Com  571834100    37,766   1,653   Sole          37,766
METRO AIRLINES INC             Com  591905203        11       0   Sole              11
NUVEEN CALIF PERF PLUS        MtFd  67062Q106     6,800      95   Sole           6,800
NUVEEN PREM INC MUN FD        MtFd  67062T100     7,000      95   Sole           7,000
OUTSOURCE INTL INC             Com  690131107     1,000       0   Sole           1,000
PENNEY JC INC                  Com  708160106   722,605  45,791   Sole         722,605
PEPSICO INC                    Com  713448108     1,000      73   Sole           1,000
PHARMACEUTICAL PROD            Com  717124101   325,190  11,525   Sole         325,190
PROCTER & GAMBLE CO            Com  742718109    11,579     814   Sole          11,579
PRUDENTIAL FINL INC            Com  744320102     3,000     293   Sole           3,000
QUADREX CORP                   Com  747309102     2,000       0   Sole           2,000
ROBERT HALF INTL               Com  770323103 1,370,797  40,932   Sole       1,370,797
SCHLUMBERGER LTD               Com  806857108       100      11   Sole             100
SCHWAB CHARLES CP NEW          Com  808513105 2,316,704  50,041   Sole       2,316,704
SEAGATE TECHNOLOGY ESCROW      Com  811804988         9       0   Sole               9
SMF ENERGY CORP                Com  811804988     1,000       1   Sole           1,000
STRYKER CORP                   Com  863667101    14,634   1,006   Sole          14,634
SUN LIFE FINCL INC             Com  866796105       417      22   Sole             417
SYSCO CORP                     Com  871829107     2,460      88   Sole           2,460
T. ROWE PRICE GROUP INC        Com  74144T108   870,895  48,500   Sole         870,895
TANKNOLOGY-NDE INTL INC        Com  87583E101       500       0   Sole             500
TARGET CORP                    Com  87612E106       350      22   Sole             350
TEXAS INSTRS INC               Com  882508104       300      11   Sole             300
TRAVELERS COS INC              Com  89417E109        35       2   Sole              35
UNITED TECHNOLOGIES CORP       Com  913017109     2,000     161   Sole           2,000
US BANCORP                     Com  902973304     3,169     103   Sole           3,169
WAL MART STORES INC            Com  931142103       200       9   Sole             200
WALGREEN CO                    Com  931422109 1,270,925  60,038   Sole       1,270,925
WM WRIGLEY JR                  Com  982526105     1,200      77   Sole           1,200
WM WRIGLEY JR CL B             Com  982526204       300      19   Sole             300

                                             14,803,522 651,025             14,803,522